PROVISIONS AND CONTINGENT LIABILITIES - Provisions narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
New provisions, other provisions		$ 180	$ 63
Income tax expense		498	369	$ 472
DPA, the guilty plea, DSA and SEC
Disclosure of other provisions [line items]
Legal fees paid utilizing provision		6	7
Decrease in legal provision by change in estimate		10
Legal provisions		10	26
GTH
Disclosure of other provisions [line items]
Income tax expense		136	124	$ 375
GTH | Egyptian Tax Authority | GTH Tax Settlement
Disclosure of other provisions [line items]
Litigation settlement awarded to other party	$ 136
Income tax expense	29
Non-income tax provisions
Disclosure of other provisions [line items]
New provisions, other provisions		$ 79	$ 11
Non-income tax provisions | GTH | Egyptian Tax Authority | GTH Tax Settlement
Disclosure of other provisions [line items]
New provisions, other provisions	$ 27